Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Provisions and Write-offs Portfolio (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 4,777,708	$ 7,937,817
Non-renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	2,312,966	7,928,877
Renegotiated Portfolio [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	2,461,643	$ 8,940
Recoveries [Member]
Provisions And Writeoffs For Portfolio [Line Items]
Provisions and Write-offs	$ 3,099